Cover	Jan. 27, 2022
Cover [Abstract]
Entity Registrant Name	Dynatronics Corporation
Entity Central Index Key	0000720875
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 27, 2022
Entity Incorporation State Country Code	UT
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-12697
Entity Tax Identification Number	87-0398434
Entity Address Address Line 1	1200 Trapp Rd
Entity Address City Or Town	Eagan
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55121
Local Phone Number	568-7000
City Area Code	801
Security 12b Title	Common stock, no par value
Trading Symbol	DYNT
Security Exchange Name	NASDAQ
Pre Commencement Tender Offer	false